17. Taxes recoverable/payable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax liabilities	R$ 250,318	R$ 200,563
Cofins and Pasep
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax liabilities	94,027	82,381
INSS (Social Security contribution)
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax liabilities	39,404	38,871
IRRF (Withholding income tax)
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax liabilities	69,932	66,825
Other
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax liabilities	R$ 46,955	R$ 12,486